Investments in associates (Narrative) (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 13, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Proceeds from euity interests			$ 0	$ 0	$ 152
Share-based compensation expense			1,013	1,059	1,206
Dolly Varden [Member]
Statement [Line Items]
Common shares sold	17,000,000
Proceeds from euity interests	$ 6,800
Investment in shares classified as an asset held for sale		17,000,000
Impairment expense		$ 5,506	5,506
Fair market value			51,769	53,554
Percentage of voting equity interests acquired	22.20%
UMS [Member]
Statement [Line Items]
Outstanding balance			103	240
Future Rental Expense			381
Share-based compensation expense			$ 317	$ 483	$ 453